BRIGADE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (0.83%)
Consumer, Cyclical (0.14%)
Libbey Glass Inc.(a)(b)	166,360	$748,620

Consumer, Non Cyclical (0.00%)
Aquity Holdings Inc Servco Equity (Escrow)(a)(c)(d)	122,254	18,662

Energy (0.11%)
Greenfire Resources, Ltd.(a)	83,181	561,472

Health Care (0.40%)
Envision Healthcare Corp. Equity(a)(c)	243,226	2,067,421

Technology (0.18%)
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	925,578

TOTAL COMMON STOCKS
(Cost $4,670,279)		4,321,753

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (32.31%)
Airlines & Airport Services (0.74%)
Atlantic Aviation	1M SOFR + 2.75%	9/25/2028	$1,994,885	$1,995,603
Swissport	3M SOFR + 4.25%	5/2/2028	1,844,000	1,846,305
Total Airlines & Airport Services				3,841,908

Basic Materials (0.48%)
Spectrum Group Buyer, Inc.(e)(f)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	2,953,138	2,495,727

Communications (3.65%)
CMG Media Corp.(e)(f)	3M SOFR + 3.50%	12/17/2026	3,353,819	2,651,832
Hubbard Radio LLC(e)(f)	1M SOFR + 4.25%, 1.00% Floor	3/28/2025	2,830,152	2,247,622
StubHub Holdco Sub LLC(e)(f)	1M SOFR + 4.75%	3/15/2030	1,885,888	1,882,946
Syniverse Holdings LLC(e)(f)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	4,499,988	4,368,723
Viasat, Inc.(e)(f)	1M SOFR + 4.50%, 0.50% Floor	5/30/2030	1,411,844	1,253,604
Windstream Services LLC(e)(f)	1M SOFR + 6.25%, 1.00% Floor	9/21/2027	1,825,816	1,822,767
Xplore, Inc.(c)(e)	3M SOFR + 4.00%, 0.50% Floor	10/2/2028	5,229,283	2,127,272
Zayo Group Holdings, Inc.(e)(f)	1M SOFR + 3.00%	3/9/2027	3,073,900	2,667,899
Total Communications				19,022,665

Consumer Cyclical (0.74%)
Petco Health & Wellness	3M SOFR + 3.25%	3/6/2028	1,861,697	1,712,500
PetSmart	1M SOFR + 3.75%	2/14/2028	2,144,800	2,135,856
Total Consumer Cyclical				3,848,356

Consumer Non Cyclical (0.35%)
Alphia	1M SOFR + 5.00%	5/2/2028	1,908,005	1,794,173

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer Non-Cyclical (0.85%)
Global Medical Response PIK	3M SOFR + 5.50%	10/2/2028	$4,597,004	$4,444,154

Consumer Services (0.40%)
Alterra Mountain	1M SOFR + 3.25%	5/2/2028	2,080,300	2,083,774

Consumer, Cyclical (5.38%)
Century Casinos, Inc.(e)(f)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	2,480,948	2,391,013
Champ Acquisition Corp.(e)(f)	3M SOFR + 5.50%	12/22/2025	2,071,277	2,075,420
ECL Entertainment LLC(e)(f)	1M SOFR + 4.00%, 0.75% Floor	8/30/2030	3,054,650	3,062,287
J&J Ventures Gaming LLC(c)(e)(f)	1M SOFR + 4.25%, 0.75% Floor	4/26/2028	1,720,688	1,714,235
Libbey Glass LLC(c)(e)(f)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,792,914	1,776,473
Mad Engine Global LLC(e)(f)	3M SOFR + 7.00%, 1.00% Floor	7/16/2027	1,980,198	1,495,049
Mountaineer Merger Corp.(e)(f)	3M SOFR + 7.00%, 0.75% Floor	10/26/2028	2,537,242	1,998,078
Premier Brands Group Holdings LLC(e)(f)	1.00% Floor	3/20/2024	1,277,536	1,092,293
RH(e)(f)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	2,445,727	2,347,458
Sabre GLBL, Inc.(e)(f)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	2,045,743	1,833,129
Sabre GLBL, Inc.(e)(f)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	1,303,050	1,167,625
Sabre GLBL, Inc.(e)(f)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	578,690	520,578
SWF Holdings I Corp.(e)(f)	1M SOFR + 4.00%, 0.75% Floor	10/6/2028	1,601,453	1,367,449
Warhorse Gaming, LLC(c)	1M SOFR + 9.25%	6/15/2028	5,083,743	5,159,999
Total Consumer, Cyclical				28,001,086

Consumer, Non-cyclical (5.22%)
Bausch Health Americas, Inc.(e)	1M SOFR + 5.25%, 0.50% Floor	2/1/2027	1,309,091	1,190,042
Carestream Health, Inc.(e)(f)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	5,048,375	4,461,502
KNS Midco Corp.(e)(f)	1M SOFR + 6.25%, 0.75% Floor	4/21/2027	4,782,934	2,993,829
LifeScan Global Corp.(e)(f)	3M SOFR + 6.50%	12/31/2026	8,784,463	4,048,144
Naked Juice LLC(e)(f)	3M SOFR + 3.25%, 0.50% Floor	1/24/2029	3,465,169	3,207,984
Pluto Acquisition I, Inc.(e)(f)	3M SOFR + 4.00%	6/22/2026	4,591,382	4,086,330
Radiology Partners	3M SOFR + 5.00%	1/31/2029	732,165	691,896
Team Health Holdings, Inc.(e)(f)	3M SOFR + 5.25%, 1.00% Floor	3/2/2027	5,916,263	5,493,250
WW International, Inc.(e)(f)	1M SOFR + 3.50%, 0.50% Floor	4/13/2028	2,767,234	1,023,877
Total Consumer, Non-cyclical				27,196,854

Energy (0.50%)
EPIC Y-Grade Services	3M SOFR + 5.75%	6/29/2029	2,630,600	2,625,260

Financials (1.41%)
Acrisure	3M SOFR + 3.25%	11/6/2030	4,702,351	4,702,351
HUB International, Ltd.(e)(f)	1M SOFR + 3.25%, 0.75% Floor	6/20/2030	2,612,856	2,617,428
Total Financials				7,319,779

Health Care (2.09%)
BL_MODIVCARE_TL1_B		6/20/2031	2,825,000	2,754,375
Envision Healthcare Operating, INC	1M SOFR + 8.25%	12/30/2027	5,280,359	5,236,374
Jazz Pharmaceuticals	1M SOFR + 3.00%	5/2/2028	2,682,121	2,682,121
Upstream Rehabilitation	3M SOFR + 4.25%	11/20/2026	248,657	224,323
Total Health Care				10,897,193

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (1.58%)
Arconic, Inc.	1M SOFR + 3.75%	8/19/2030	$2,334,730	$2,345,820
Flynn Canada Ltd., TL(c)	1M SOFR + 4.50%	7/31/2028	3,453,947	3,410,773
Iris Holding, Inc.(e)(f)	3M SOFR + 4.75%, 0.50% Floor	6/28/2028	2,620,260	2,466,319
Total Industrials				8,222,912

Manufactured Goods (0.85%)
Pixelle Receivables Bridge	1M SOFR + 7.00%	6/11/2025	171,137	171,137
Tenneco Inc.	3M SOFR + 5.00%	11/17/2028	4,444,709	4,257,409
Total Manufactured Goods				4,428,546

Oil & Gas (0.89%)
New Fortress Energy Inc.	3M SOFR + 5.00%	10/27/2028	4,776,000	4,639,550

Oil & Gas Services (1.63%)
Goodnight Water Solutions Holdings, LLC	3M SOFR + 5.25%	5/23/2029	2,333,400	2,321,733
IMTT	1M SOFR + 3.00%	5/2/2028	1,995,000	1,995,618
Spencer Spirit		6/25/2031	4,195,000	4,163,538
Total Oil & Gas Services				8,480,889

Software & Services (0.31%)
BEP Intermediate/Buyers Edge	1M SOFR + 3.75%	4/11/2031	1,610,000	1,614,025

Support Services (0.56%)
DS Parents, INC.(c)	3M SOFR + 5.50%	12/13/2030	2,905,000	2,892,305

Technology (4.68%)
Avaya Inc.	1M SOFR + 1.50%	8/1/2028	6,174,494	5,304,940
BCP V Everise Acquisition LLC(c)	3M SOFR + 6.00%	12/20/2029	2,539,031	2,488,251
Castle US Holding Corp.(e)(f)	1M SOFR + 3.75%	1/29/2027	1,356,151	835,945
Castle US Holding Corp.(e)(f)	3M SOFR + 4.00%, 0.75% Floor	1/29/2027	1,484,110	914,583
Magenta Buyer LLC(e)(f)	3M SOFR + 5.00%, 0.75% Floor	7/27/2028	6,034,901	3,329,274
Matrix Parent, Inc.(e)(f)(g)	3M SOFR + 5.00%, 0.75% Floor	3/1/2029	1,994,370	678,086
Mavenir Systems, Inc.(e)(f)	3M SOFR + 4.75%, 0.50% Floor	8/18/2028	5,156,259	3,822,077
Plusgrade(c)	3M SOFR + 4.50%	1/29/2031	2,500,000	2,509,375
Quest Software, Inc.(e)(f)	3M SOFR +4.25%, 0.50% Floor	2/1/2029	2,912,646	2,152,125
Sandvine Corp.(c)(e)(f)	3M SOFR + 0.00%	11/3/2025	4,436,539	621,115
SS&C Technologies, Inc.	1M SOFR + 2.00%	5/9/2031	1,728,804	1,730,809
Total Technology				24,386,580

TOTAL BANK LOANS
(Cost $179,147,158)				168,235,736

CONVERTIBLE CORPORATE BOND (0.15%)
Consumer, Cyclical (0.15%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	82,350
Liberty Interactive LLC	3.750%	2/15/2030	2,260,000	678,000
Total Consumer, Cyclical				760,350

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $720,812)				760,350

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (continued)
CORPORATE BOND (63.24%)
Basic Materials (6.07%)
ASP Unifrax Holdings, Inc.(f)	5.250%	9/30/2028	$1,405,000	$769,238
Axalta Coating Systems LLC(f)	3.375%	2/15/2029	3,515,000	3,150,223
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(f)	8.750%	7/15/2026	5,200,000	4,695,787
Cleveland-Cliffs, Inc.(f)	7.000%	3/15/2032	1,550,000	1,533,721
Domtar Corp.(f)	6.750%	10/1/2028	5,110,000	4,554,288
First Quantum Minerals, Ltd.(f)	8.625%	6/1/2031	3,115,000	3,113,879
First Quantum Minerals, Ltd.(f)	9.375%	3/1/2029	270,000	282,487
Innophos Holdings, Inc.(f)	9.375%	2/15/2028	900,000	770,749
Iris Holdings, Inc.(f)(h)	8.750%	2/15/2026	2,015,000	1,657,589
Mineral Resources, Ltd.(f)	8.500%	5/1/2030	2,500,000	2,590,075
Rain Carbon, Inc.(f)	12.250%	9/1/2029	3,695,000	3,980,961
Rain CII Carbon LLC / CII Carbon Corp.(f)	7.250%	4/1/2025	73,000	71,662
Tronox, Inc.(f)	4.625%	3/15/2029	4,940,000	4,466,069
Total Basic Materials				31,636,728

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (11.44%)
Altice Financing SA(f)	5.750%	8/15/2029	$2,500,000	$1,815,625
Altice France SA(f)	5.500%	10/15/2029	1,435,000	945,421
Beasley Mezzanine Holdings LLC(f)	8.625%	2/1/2026	3,765,000	2,253,588
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.375%	6/1/2029	3,945,000	3,588,766
Ciena Corp.(f)	4.000%	1/31/2030	1,850,000	1,671,937
CMG Media Corp.(f)	8.875%	12/15/2027	3,745,000	2,135,848
CommScope Technologies LLC(f)	6.000%	6/15/2025	310,000	252,721
CommScope, Inc.(f)	6.000%	3/1/2026	2,725,000	2,404,812
CommScope, Inc.(f)	8.250%	3/1/2027	2,050,000	974,508
CommScope, Inc.(f)	7.125%	7/1/2028	1,750,000	725,266
CSC Holdings LLC(f)	6.500%	2/1/2029	1,710,000	1,248,300
CSC Holdings LLC(f)	7.500%	4/1/2028	1,100,000	580,617
Dish DBS Corp.	7.750%	7/1/2026	1,515,000	940,148
Dish DBS Corp.	7.375%	7/1/2028	1,205,000	518,301
Dish DBS Corp., Series WI	5.125%	6/1/2029	1,000,000	396,047
Dish DBS Corp.(f)	5.250%	12/1/2026	3,190,000	2,519,462
Gray Television, Inc.(f)	4.750%	10/15/2030	2,440,000	1,464,000
Gray Television, Inc.(f)	10.500%	7/15/2029	2,825,000	2,839,747
Gray Television, Inc.(f)	7.000%	5/15/2027	1,355,000	1,248,294
Gray Television, Inc.(f)	5.375%	11/15/2031	2,420,000	1,372,551
GrubHub Holdings, Inc.(f)	5.500%	7/1/2027	3,230,000	2,921,341
Level 3 Financing, Inc.(c)(f)	4.500%	4/1/2030	885,000	480,113
Level 3 Financing, Inc.(f)	4.875%	6/15/2029	1,080,000	625,428
Level 3 Financing, Inc.(f)	10.750%	12/15/2030	500,000	498,750
Level 3 Financing, Inc.(c)(f)	3.875%	10/15/2030	2,535,000	1,337,213
Level 3 Financing, Inc.(f)	10.500%	5/15/2030	1,750,000	1,739,063
Level 3 Financing, Inc.(f)	3.750%	7/15/2029	3,535,000	1,121,184
Level 3 Financing, Inc.(f)	3.625%	1/15/2029	1,805,000	575,494
Level 3 Financing, Inc.(f)	11.000%	11/15/2029	549,309	562,355
Lumen Technologies, Inc.(f)	4.125%	4/15/2029	425,000	279,884
Lumen Technologies, Inc.(f)	4.125%	4/15/2030	425,000	269,988
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	945,000	267,303
McGraw-Hill Education, Inc.(f)	5.750%	8/1/2028	2,800,000	2,700,278
Spanish Broadcasting System, Inc.(f)	9.750%	3/1/2026	4,380,000	2,687,130
Urban One, Inc.(f)	7.375%	2/1/2028	6,130,000	4,769,937
Viasat, Inc.(f)	6.500%	7/15/2028	900,000	682,088
Viasat, Inc.(f)	7.500%	5/30/2031	1,905,000	1,266,254
Vmed O2 UK Financing I PLC(f)	4.250%	1/31/2031	3,000,000	2,485,665
Windstream Escrow LLC / Windstream Escrow Finance Corp.(f)	7.750%	8/15/2028	2,800,000	2,636,816
Zayo Group Holdings, Inc.(f)	4.000%	3/1/2027	2,200,000	1,760,000
Total Communications				59,562,243

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (11.19%)
1011778 BC ULC / New Red Finance, Inc.(f)	4.375%	1/15/2028	$1,500,000	$1,415,728
1011778 BC ULC / New Red Finance, Inc.(f)	3.875%	1/15/2028	2,500,000	2,342,292
Academy, Ltd.(f)	6.000%	11/15/2027	1,550,000	1,526,130
Bath & Body Works, Inc.(f)	6.625%	10/1/2030	2,890,000	2,901,040
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(f)	4.875%	2/15/2030	535,000	478,713
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(f)	5.000%	6/15/2029	2,985,000	2,727,209
Caesars Entertainment, Inc.(f)	7.000%	2/15/2030	3,120,000	3,187,693
Carnival Corp.(f)	4.000%	8/1/2028	1,870,000	1,752,541
Carnival Corp.(f)	10.500%	6/1/2030	2,240,000	2,432,608
Carnival Holdings Bermuda, Ltd.(f)	10.375%	5/1/2028	2,360,000	2,554,912
Empire Resorts, Inc.(f)	7.750%	11/1/2026	4,630,000	4,329,050
Hilton Domestic Operating Co., Inc.(f)	4.000%	5/1/2031	5,270,000	4,717,019
International Game Technology PLC(f)	6.250%	1/15/2027	1,550,000	1,557,048
International Game Technology PLC(f)	5.250%	1/15/2029	940,000	910,968
Jacobs Entertainment, Inc.(f)	6.750%	2/15/2029	3,970,000	3,687,402
Liberty Interactive LLC	8.500%	7/15/2029	4,125,000	1,902,656
Liberty Interactive LLC	8.250%	2/1/2030	2,705,000	1,268,456
QVC, Inc.	4.750%	2/15/2027	2,845,000	2,404,025
QVC, Inc.	4.375%	9/1/2028	2,605,000	1,908,162
Studio City Finance, Ltd.(f)	5.000%	1/15/2029	2,080,000	1,825,200
SWF Escrow Issuer Corp.(f)	6.500%	10/1/2029	930,000	493,386
United Airlines, Inc.(f)	4.375%	4/15/2026	2,520,000	2,436,252
Victoria's Secret & Co.(f)	4.625%	7/15/2029	2,570,000	2,141,707
Walgreens Boots Alliance, Inc.	4.800%	11/18/2044	1,385,000	1,094,150
Wynn Macau, Ltd.(f)	5.625%	8/26/2028	1,455,000	1,361,880
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(f)	7.125%	2/15/2031	1,320,000	1,369,484
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,543,366
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	998,221
Total Consumer, Cyclical				58,267,298

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (12.94%)
Akumin, Inc.(f)	8.000%	8/1/2028	$30,000	$23,173
Akumin, Inc.(f)(h)	9.000%	8/1/2027	4,910,000	4,100,489
Bellis Acquisition Co. PLC(f)	8.125%	5/14/2030	1,245,000	1,568,999
Charles River Laboratories International, Inc.(f)	3.750%	3/15/2029	2,950,000	2,688,187
CPI CG, Inc.(f)	8.625%	3/15/2026	2,620,000	2,683,627
CPI CG, Inc.(f)	10.000%	7/15/2029	1,840,000	1,909,000
DaVita, Inc.(f)	3.750%	2/15/2031	2,310,000	1,969,045
Embecta Corp.(f)	5.000%	2/15/2030	310,000	254,045
Embecta Corp.(f)	6.750%	2/15/2030	2,590,000	2,255,631
Global Medical Response, Inc.(f)(h)	10.000%	10/31/2028	5,682,828	5,549,566
Medline Borrower LP(f)	3.875%	4/1/2029	2,825,000	2,599,000
Molina Healthcare, Inc.(f)	3.875%	11/15/2030	3,735,000	3,321,968
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,223,000
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,697,728
Post Holdings, Inc.(f)	5.625%	1/15/2028	2,095,000	2,062,289
Post Holdings, Inc.(f)	6.250%	2/15/2032	430,000	431,690
Radiology Partners, Inc.(f)(h)	7.775%	1/31/2029	6,375,563	5,977,090
Radiology Partners, Inc.(f)(h)	9.781%	2/15/2030	3,648,779	2,931,186
StoneMor, Inc.(f)	8.500%	5/15/2029	3,430,000	2,850,544
Team Health Holdings, Inc.(f)(h)	13.500%	6/30/2028	3,650,325	4,075,963
Team Health Holdings, Inc.(f)	6.375%	2/1/2025	1,655,000	1,583,359
Tenet Healthcare Corp.	4.625%	6/15/2028	7,270,000	6,913,188
United Rentals North America, Inc.	4.000%	7/15/2030	5,200,000	4,700,862
Total Consumer, Non-cyclical				67,369,629

Energy (6.74%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.375%	6/15/2029	2,560,000	2,480,000
Baytex Energy Corp.(f)	7.375%	3/15/2032	2,040,000	2,071,819
Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.000%	7/15/2029	960,000	977,640
Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.250%	7/15/2032	960,000	987,062
Civitas Resources, Inc.(f)	8.625%	11/1/2030	1,290,000	1,382,699
EnLink Midstream LLC	5.375%	6/1/2029	970,000	947,021
EnLink Midstream LLC(f)	6.500%	9/1/2030	2,840,000	2,908,349
EnLink Midstream Partners LP	5.600%	4/1/2044	1,015,000	899,710
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	2,700,000	2,838,910
Greenfire Resources, Ltd.(f)	12.000%	10/1/2028	3,710,000	3,960,610
Occidental Petroleum Corp.	5.550%	3/15/2026	750,000	748,515
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	1,944,707
Transocean, Inc.	7.500%	4/15/2031	1,795,000	1,682,813
Transocean, Inc.(f)	8.000%	2/1/2027	1,524,000	1,518,590
Transocean, Inc.(f)	8.750%	2/15/2030	2,227,500	2,338,875
Valaris, Ltd.(f)	8.375%	4/30/2030	2,375,000	2,458,173
Venture Global Calcasieu Pass LLC(f)	4.125%	8/15/2031	3,635,000	3,255,672
Venture Global Calcasieu Pass LLC(f)	3.875%	11/1/2033	1,990,000	1,696,953
Total Energy				35,098,118

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (9.97%)
Apollo Commercial Real Estate Finance, Inc.(f)	4.625%	6/15/2029	$4,170,000	$3,496,107
Barclays PLC(e)(i)	9.625%		2,380,000	2,585,227
Diversified Healthcare Trust	4.375%	3/1/2031	6,545,000	4,752,228
Finance of America Funding LLC(f)	7.875%	11/15/2025	3,390,000	2,671,461
Freedom Mortgage Corp.(f)	7.625%	5/1/2026	500,000	496,115
Freedom Mortgage Corp.(f)	6.625%	1/15/2027	2,310,000	2,231,506
Freedom Mortgage Corp.(f)	12.000%	10/1/2028	970,000	1,041,538
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(f)	9.000%	6/15/2030	1,385,000	1,377,100
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(f)	4.250%	2/1/2027	3,390,000	3,212,025
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(f)	4.750%	6/15/2029	1,380,000	1,274,775
LD Holdings Group LLC(f)	6.125%	4/1/2028	585,000	438,750
LD Holdings Group LLC(f)	8.750%	11/1/2027	1,336,000	1,185,620
Lloyds Banking Group PLC(e)(i)	7.500%		2,520,000	2,524,788
Midcap Financial Issuer Trust(f)	6.500%	5/1/2028	2,350,000	2,223,218
Midcap Financial Issuer Trust(f)	5.625%	1/15/2030	2,235,000	1,932,180
Navient Corp.	5.500%	3/15/2029	1,105,000	1,010,669
Navient Corp.	5.625%	8/1/2033	860,000	685,050
OneMain Finance Corp.	7.500%	5/15/2031	1,310,000	1,326,021
OneMain Finance Corp.	5.375%	11/15/2029	3,580,000	3,360,725
PennyMac Financial Services, Inc.(f)	5.375%	10/15/2025	1,325,000	1,314,546
PennyMac Financial Services, Inc.(f)	4.250%	2/15/2029	2,890,000	2,627,415
PennyMac Financial Services, Inc.(f)	7.875%	12/15/2029	760,000	783,750
Service Properties Trust	5.500%	12/15/2027	1,080,000	1,003,320
Service Properties Trust(f)	8.625%	11/15/2031	3,190,000	3,325,575
Starwood Property Trust, Inc.(f)	3.625%	7/15/2026	5,335,000	5,021,836
Total Financials				51,901,545

Industrials (3.54%)
Ball Corp.	3.125%	9/15/2031	4,480,000	3,791,200
Builders FirstSource, Inc.(f)	6.375%	3/1/2034	1,400,000	1,384,966
Camelot Return Merger Sub, Inc.(f)	8.750%	8/1/2028	1,900,000	1,863,798
Coherent Corp.(f)	5.000%	12/15/2029	2,645,000	2,503,743
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(f)	6.750%	4/1/2032	1,670,000	1,680,752
TransDigm, Inc.(f)	7.125%	12/1/2031	7,000,000	7,210,000
Total Industrials				18,434,459

Technology (0.52%)
Pitney Bowes, Inc.(f)	6.875%	3/15/2027	1,300,000	1,228,058
Pitney Bowes, Inc.(f)	7.250%	3/15/2029	1,660,000	1,491,925
Total Technology				2,719,983

Utilities (0.83%)
Vistra Corp.(e)(f)(i)	5Y US TI + 5.74%		3,400,000	3,367,776
Vistra Operations Co. LLC(f)	5.625%	2/15/2027	1,000,000	983,220
Total Utilities				4,350,996

TOTAL CORPORATE BOND
(Cost $327,612,839)				329,340,999

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.19%)
State Street Institutional US Government Money Market Fund, Class Premier Class	5.267%	37,443,899	$37,443,899

TOTAL SHORT TERM INVESTMENTS
(Cost $37,443,899)			37,443,899

TOTAL INVESTMENTS (103.72%)
(Cost $549,594,987)			$540,102,737

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.72%)			(19,347,883)

NET ASSETS (100.00%)			$520,754,854

(a)	Non-income producing security.
(b)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of June 30, 2024, the fair value of illiquid securities in the aggregate was $1,674,198, representing 0.32% of the Fund's net assets.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(d)	Security deemed to be restricted as of June 30, 2024. As of June 30, 2024, the fair value of restricted securities in the aggregate was $944,240 representing 0.18% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $351,448,555, representing 67.49% of net assets.
(g)	Security is currently in default.
(h)	Payment in-kind.
(i)	Security is a perpetual bond.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month US SOFR as of June 30, 2024 was 5.34%

3M US SOFR - 3 Month US SOFR as of June 30, 2024 was 5.32%

6M US SOFR - 6 Month US SOFR as of June 30, 2024 was 5.25%

5Y US TI -  5 Year US Treasury Index as of June 30, 2024 was 4.33%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
June 30, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender. Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.